Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Non-current
Concession fee payable (1)	[1]	$ 655,221	$ 777,093
Advances from customers		15,469	21,437
Provisions for legal claims (4)	[2]	4,251	5,319
Provision for maintenance costs (2)	[3]	17,081	20,034
Other taxes payable		1,139	2,548
Employee benefit obligation (3)	[4]	8,694	8,079
Salary payable		721	488
Other liabilities with related parties (Note 27)		1,398	1,726
Other payables		24,772	11,686
Total other non-current liabilities		728,746	848,410
Current
Concession fee payable (1)	[1]	86,483	120,578
Other taxes payable		23,033	22,956
Salary payable		22,061	37,976
Other liabilities with related parties (Note 27)		7,143	5,812
Advances from customers		4,522	4,848
Provision for maintenance cost (2)	[3]	10,114	8,887
Expenses provisions		2,018	1,934
Provisions for legal claims (4)	[2]	932	1,159
Other payables		24,507	25,972
Total other current liabilities		$ 180,813	$ 230,122

[1]	The most significant amounts included in Concession fee payable line are generated by the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.
[2]	Changes in the year of the provision for legal claims is as follows:
[3]	Changes in the year of the Provision for maintenance costs is as follows:
[4]	TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.